SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Nine months ended	Nine months ended
	December 31, 2015	December 31, 2014
	$	$
Beginning fair value	1,581,444	-
Issuance of warrants and non-employee options	-	767,879
Reallocation of vested non-employee options	690,885	42,227
Change in fair value	(1,725,520)	670,790
Ending fair value of non-employee options	546,809	1,480,896

	March 31,2015	March 31, 2014
	$	$

Non-employee options (Note 6(a))
Beginning fair value	-	-
Issuance	767,879	-
Reallocation of vested non-employee options	74,190	-
Change in fair value	739,375	-
Ending fair value of Level 3 liability	1,581,444	-

Schedule of Conversions of Stock [Table Text Block]
	Nine months ended	Nine months ended
	December 31, 2015	December 31, 2014
	$	$
Beginning fair value	-	-
Bifurcation of embedded conversion feature	425,208	-
Settlement of convertible debt	(425,208)	-
Ending fair value of embedded conversion feature	-	-

Schedule of Fair Value of Warrants [Table Text Block]
Beginning fair value	-	-
Issuance of warrants	739,190	-
Change in fair value	(387,871)	-
Ending fair value of warrants	351,319	-
Ending fair value of Level 3 liability	898,128	1,480,896

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended		Nine months ended
	December	December	December	December
	31, 2015	31, 2014	31, 2015	31, 2014
	(Restated –	(Restated –	(Restated –	(Restated –
	Note 13)	Note 13)	Note 13)	Note 13)
Basic Numerator
Net loss for the period	$(2,432,435)	$(2,478,561)	$(3,051,492)	$(7,798,641)
Denominator
Weighted average common shares outstanding	64,958,069	63,104,788	64,646,096	55,066,317

Basic net loss per share	$(0.04)	$(0.04)	$(0.05)	$(0.14)
Diluted Numerator
Net loss for diluted income per share	$(2,432,435)	$(2,478,561)	$(3,051,492)	$(7,798,641)
Gain in fair value of options	-	-	(1,094,449)	-
Loss available to common stockholders	$(2,432,435)	$(2,478,561)	$(4,145,941)	$(7,798,641)
Denominator
Weighted average common shares outstanding	64,958,069	63,104,788	64,646,096	55,066,317
Potential share issuances
Common share options	-	-	534,822	-
Common share warrants	-	-	-	-
Weighted average number of common shares outstanding used in computing diluted earnings per share	64,958,069	63,104,788	65,180,918	55,066,317

Diluted earnings per share	$(0.04)	$(0.04)	$(0.06)	$(0.14)